Description of the Plan - Schedule of Vesting Percentages of Employer Contributions (Details) - EBP 004	12 Months Ended
Dec. 31, 2025
One but less than two
EBP, Description of Plan [Line Items]
Vested percentage	20.00%
Two but less than three
EBP, Description of Plan [Line Items]
Vested percentage	40.00%
Three but less than four
EBP, Description of Plan [Line Items]
Vested percentage	60.00%
Four but less than five
EBP, Description of Plan [Line Items]
Vested percentage	80.00%
Five and over
EBP, Description of Plan [Line Items]
Vested percentage	100.00%